Shareholder Fees - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio
Shareholder Fees:
(fees paid directly from your investment)